Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 42,644,886	$ 40,316,595
Less: Accumulated Depreciation	(19,847,042)	(19,118,911)
Total Premises and Equipment, Net	22,797,844	21,197,684
Depreciation Expense	1,467,402
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,693,927	6,693,927
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,720,473	20,299,729
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,042,530	11,620,148
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 187,956	$ 1,702,791